United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Premier Municipal Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Premier Municipal Income Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—100.0%
		Alabama—2.0%
$1,145,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$1,332,757
415,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	464,742
1,000,000		Selma, AL IDB, Revenue Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,104,670
		TOTAL	2,902,169
		Arizona—2.3%
940,000		Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Dignity Health (Catholic Healthcare West)), 7/1/2023	943,929
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,023,020
320,000	[1,2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	360,173
		TOTAL	3,327,122
		California—8.7%
300,000		California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.000% (KIPP LA), 7/1/2034	312,042
250,000		California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.125% (KIPP LA), 7/1/2044	257,880
1,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2030	1,152,110
1,140,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	1,325,330
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), 5.75% (Original Issue Yield: 6.05%), 1/15/2046	1,136,510
110,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2021	127,217
1,000,000		Los Angeles, CA USDT , UT GO Refunding Bonds (Series 2014C), 5.00%, 7/1/2030	1,188,970
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,095,530
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,366,840
1,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,093,900
1,500,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,719,540
		TOTAL	12,775,869
		Colorado—3.9%
1,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2013A), 5.000% (Sisters of Charity of Leavenworth Health System), 1/1/2044	1,385,600
230,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	264,378
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,015,680
1,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc.)/(Original Issue Yield: 6.63%), 11/15/2028	1,886,527
1,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2037	1,139,730
		TOTAL	5,691,915
		Connecticut—1.6%
2,000,000		Connecticut State HEFA, Revenue Bonds (Series 2014E), 5.00% (Yale-New Haven Hospital), 7/1/2031	2,294,440
		Delaware—0.5%
715,000		Delaware EDA , Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	806,055
		District of Columbia—2.1%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,800,875
225,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2048	254,988
		TOTAL	3,055,863
		Florida—5.0%
1,110,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	1,114,029
1,000,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2030	1,134,990
750,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	855,847

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$675,000		JEA, FL Water & Sewer System, Water and Sewer System Revenue Bonds (Series 2014A), 5.00%, 10/1/2029	$796,001
1,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	1,105,620
165,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds (Series 2014A), 7.250%, (Sinai Residences of Boca Raton), 06/01/2034	184,091
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.00% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.05%), 4/1/2029	1,097,540
10,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.65%, 5/1/2040	10,247
465,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2), 6.65%, 5/1/2040	274,071
160,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.65%, 5/1/2040	2
200,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-1), 6.65%, 5/1/2040	203,914
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2) 0.00% (Step Coupon 5/1/2017 @ 6.61%), 5/1/2039	40,291
130,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3) 0.00% (Step Coupon 5/1/2019 @ 6.61%), 5/1/2040	77,600
65,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4) 0.00% (Step Coupon 5/1/2022 @ 6.61%), 5/1/2040	28,724
445,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	453,913
		TOTAL	7,376,880
		Georgia—2.8%
1,000,000		Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.00%, 1/1/2030	1,194,900
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.14%), 11/1/2024	1,834,215
1,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	1,031,690
		TOTAL	4,060,805
		Guam—0.3%
375,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	414,255
		Hawaii—0.6%
750,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	871,410
		Idaho—0.6%
875,000		Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	911,225
		Illinois—7.1%
800,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	714,456
1,400,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 01/01/2035	1,541,372
625,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	754,381
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	1,012,800
695,000		Chicago, IL, UT GO Bonds (Project Series 2011A), 5.25%, 1/1/2035	723,036
420,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	423,767
625,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	613,538
1,250,000		Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,397,288
1,000,000		Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	1,082,050
1,000,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,084,790
1,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,091,960
		TOTAL	10,439,438
		Indiana—4.3%
1,930,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	1,960,417
500,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2038	561,155
1,500,000		Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25% (CWA Authority), 10/1/2031	1,730,460

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—continued
$655,000	Indiana State Finance Authority, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.), 6/1/2032	$681,632
1,200,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,439,772
	TOTAL	6,373,436
	Iowa—0.5%
700,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	737,583
	Kansas—1.5%
2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 09/01/2044	2,222,840
	Kentucky—0.8%
1,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 5.75% (Original Issue Yield: 5.95%), 7/1/2049	1,137,240
	Louisiana—0.2%
235,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% (Valero Energy Corp.), Mandatory Tender 6/1/2022	250,139
	Maine—0.4%
600,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 6.75% (MaineGeneral Medical Center)/(Original Issue Yield: 7.00%), 7/1/2041	662,328
	Maryland—0.8%
175,000	Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	192,530
690,000	Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc. )/(Original Issue Yield: 5.875%), 6/1/2035	739,576
200,000	Westminster, MD, Revenue Bonds (Series 2014A), 6.00% (Lutheran Village at Miller's Grant, Inc.), 7/1/2034	200,866
	TOTAL	1,132,972
	Massachusetts—0.4%
500,000	Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	567,875
	Michigan—5.4%
1,750,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 5.000% (Public Lighting Authority), 07/01/2039	1,827,332
600,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (Detroit, MI Water Supply System)/(Assured Guaranty Municipal Corp. INS), 7/1/2037	636,834
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(Original Issue Yield: 6.00%), 11/15/2039	1,099,770
1,000,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2008A), 6.875% (Original Issue Yield: 7.10%), 6/1/2042	930,700
1,705,000	Royal Oak, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 2014D), 5.00% (William Beaumont Hospital, MI), 9/1/2033	1,887,026
1,490,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	1,595,954
	TOTAL	7,977,616
	Minnesota—1.0%
1,000,000	Baytown Township, MN, Lease Revenue Bonds (Series 2008A), 7.00% (St. Croix Preparatory Academy)/(Original Issue Yield: 7.05%), 8/1/2038	1,049,460
400,000	Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.000%, 01/01/2040	456,668
	TOTAL	1,506,128
	Mississippi—0.2%
315,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	350,066
	Nebraska—2.2%
2,000,000	Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs & Co. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,138,680
1,000,000	Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2039	1,121,030
	TOTAL	3,259,710
	Nevada—0.8%
1,000,000	Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.000%, 07/01/2035	1,118,600

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—4.3%
$400,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2023	$460,156
2,500,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2014PP), 5.00% (New Jersey State), 6/15/2031	2,784,425
600,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	732,126
2,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014A), 5.00%, 1/1/2034	2,292,640
		TOTAL	6,269,347
		New Mexico—1.3%
1,000,000		Farmington, NM, PCR Revenue Refunding Bonds (Series 2010E), 5.90% (Public Service Co., NM), 6/1/2040	1,107,040
750,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	742,455
		TOTAL	1,849,495
		New York—7.6%
1,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,130,980
1,000,000		Erie County, NY IDA, School Facility Refunding Revenue Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2020	1,182,870
1,000,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,153,080
1,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2008DD), 5.50% (Original Issue Yield: 5.57%), 6/15/2026	1,173,690
900,000		New York City, NY TFA , Future Tax Secured Subordinate Bonds (Series 2014 A-1), 5.000%, 08/01/2036	1,037,601
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,158,910
2,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	2,316,220
1,030,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	1,148,996
750,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2037	834,532
		TOTAL	11,136,879
		North Carolina—1.8%
2,385,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, (Carolinas HealthCare System), 01/15/2043	2,596,335
		Ohio—6.0%
1,500,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,282,545
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,094,940
1,000,000		Lorain County, OH Port Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.75% (United States Steel Corp.), 12/1/2040	1,089,280
945,000		Lucas County, OH, Revenue Bonds (Series 2011A), 6.00% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 6.22%), 11/15/2041	1,103,533
745,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	771,485
1,090,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,265,250
800,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	921,352
450,000		Ohio State University, General Receipts Bonds (Series 2009A), 5.00%, 12/1/2026	516,893
750,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	854,790
		TOTAL	8,900,068
		Oregon—0.3%
500,000	[1,2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	498,020
		Pennsylvania—3.4%
1,500,000		Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Luke's Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	1,579,395
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50%, 12/1/2041	1,100,230
555,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	579,054
1,630,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.13%), 1/1/2027	1,769,251
		TOTAL	5,027,930

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Puerto Rico—0.7%
$1,200,000	Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.000% (Original Issue Yield: 8.727%), 07/01/2035	$1,099,464
	Tennessee—4.9%
1,750,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.00% (Mountain States Health Alliance)/(Original Issue Yield: 6.07%), 7/1/2038	1,976,188
2,000,000	Rutherford County, TN Health and Educational Facilities Board, Revenue Bonds (Series 2012C), 5.000% (Ascension Health Alliance Senior Credit Group), 11/15/2047	2,201,680
2,580,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50%, 5/1/2038 (United States Treasury 5/1/18@100)	3,025,127
	TOTAL	7,202,995
	Texas—10.7%
1,000,000	Bexar County, HFDC, Refunding Revenue Bonds (Series 2007), 5.00% (Army Retirement Residence Foundation), 7/1/2033	1,013,390
1,050,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,205,106
500,000	Clifton Higher Education Finance Corporation, TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	543,025
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2014C), 5.00%, 11/1/2045	1,641,870
700,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 09/01/2014	700,266
750,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.250% (Wise Regional Health System), (Original Issue Yield: 5.30%) 9/1/2044	774,157
835,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	931,367
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Refunding Bonds (Series 2009), 5.625% (St. Luke's Health System)/(United States Treasury PRF 2/15/2019@100), 2/15/2025	2,395,840
385,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	390,733
585,000	HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	586,714
1,500,000	Houston, TX Higher Education Finance Corp., Education Revenue & Refunding Bonds (Series 2014A), 5.00% (Harmony Public Schools)/(PSFG GTD), 2/15/2033	1,732,140
200,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.), 5/15/2041	240,844
835,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	898,727
1,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2009), 6.375% (Air Force Village)/(Original Issue Yield: 6.50%), 11/15/2044	1,075,100
500,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	514,835
1,015,000	Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	1,079,869
	TOTAL	15,723,983
	Virginia—1.1%
675,000	Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.00%, 7/1/2052	700,049
1,000,000	Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	1,001,750
	TOTAL	1,701,799
	Washington—0.3%
460,000	Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	503,617
	Wisconsin—1.6%
2,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10%), 5/1/2036	2,377,740
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $137,293,403)	147,111,651
	TOTAL MUNICIPAL INVESTMENTS—100% (IDENTIFIED COST $137,293,403)[5]	147,111,651
	OTHER ASSETS AND LIABILITIES—NET[6]	1,163,628
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(35,525,000)
	LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(18,150,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$94,600,279

At August 31, 2014, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4]United States 10 Yr Treasury Notes Long Future	120	$15,093,750	December 2014	$(50,894)
The average notional value of futures contracts held by the Fund throughout the period was $2,693,164. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these liquid restricted securities amounted to $1,600,648, which represented 1.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2014, these liquid restricted securities amounted to $1,600,648, which represented 1.7% of total net assets.
3	Security in default.
4	Non-income-producing security.
5	At August 31, 2014, the cost of investments for federal tax purposes was $137,293,408. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $9,818,243. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,435,559 and net unrealized depreciation from investments for those securities having an excess of cost over value of $617,306.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total market value at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$147,111,651	$—	$147,111,651
TOTAL SECURITIES	$—	$147,111,651	$—	$147,111,651
OTHER FINANCIAL INSTRUMENTS*	$(50,894)	$—	$—	$(50,894)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LO	—Limited Obligation
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
USDT	—Unified School District
UT	—Unlimited Tax

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014